Changes in Accumulated Other Comprehensive Income - Changes in AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 2,941	$ 3,291
Other comprehensive income before reclassifications	(14,849)	(7,660)
Amounts reclassified from accumulated other comprehensive income	7,975	7,310
Net other comprehensive income (loss)	(6,874)	(350)	$ 13,921
Ending balance	(3,933)	2,941	3,291
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(15,950)	(19,300)
Other comprehensive income before reclassifications	0	(3,960)
Amounts reclassified from accumulated other comprehensive income	7,975	7,310
Net other comprehensive income (loss)	7,975	3,350
Ending balance	(7,975)	(15,950)	(19,300)
OCI before reclassifications, tax	0	711
Reclassification from AOCI, current period, tax	1,484	1,361
Cumulative Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	18,891	22,591
Other comprehensive income before reclassifications	(14,849)	(3,700)
Amounts reclassified from accumulated other comprehensive income	0	0
Net other comprehensive income (loss)	(14,849)	(3,700)
Ending balance	4,042	18,891	$ 22,591
OCI before reclassifications, tax	(4,330)	2,127
Reclassification from AOCI, current period, tax	$ 0	$ 0